Lease Obligations (Schedule of Future Minimum Capital Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 7.5
2015	2.8
2016	2.3
2017	1.8
Total minimum payments	14.4
Less: amounts representing interest	(0.9)
Present value of minimum payments	13.5
Less: current portion	(7.0)	(10.4)
Long-term capital lease obligations	$ 6.5	$ 15.3